UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23764

AOG Institutional Fund

(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, Virginia 20190

(Address of principal executive offices) (Zip code)

Frederick Baerenz

AOG Wealth Management

11911 Freedom Drive, Suite 730

Reston, Virginia 20190

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 703-757-8020

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

The AOG Institutional Fund (the “Feeder Fund”) invests all of its investable assets in the AOG Institutional Diversified Master Fund (the “Master Fund”). The proxy voting record of the Feeder Fund is set forth in the Master Fund’s Form N-PX filing for the reporting period from July 1, 2022 to June 30, 2023, which was filed on August 28, 2023 under CIK 0001897953 and Investment Company Act Registration Number 811-23765.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AOG Institutional Fund By: /s/ Frederick Baerenz Frederick Baerenz President & Chief Executive Officer
Date: August 28, 2023